Consolidated statement of cash flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Cash flows from operating activities
Profit before tax		$ 10,839	$ 4,459	$ 4,318
Adjustments for non-cash items:
Depreciation, amortisation and impairment		1,802	2,146	3,095
Net gain from investing activities		(485)	(136)	(405)
Share of profits in associates and joint ventures		(1,656)	(639)	(958)
Change in expected credit losses gross of recoveries and other credit impairment charges		(484)	2,221	6,875
Provisions including pensions		301	887	277
Share-based payment expense		254	238	195
Other non-cash items included in profit before tax		205	(188)	(718)
Change in operating assets		(3,811)	(23,788)	11,185
Change in operating liabilities		49,015	68,164	134,734
Elimination of exchange differences	[1]	5,212	(29,524)	3,775
Dividends received from associates		10	641	120
Contributions paid to defined benefit plans		(342)	(160)	(335)
Tax paid		(997)	(1,886)	(2,373)
Net cash from operating activities		59,863	22,435	159,785
Cash flows from investing activities
Purchase of financial investments		(263,198)	(224,839)	(271,830)
Proceeds from the sale and maturity of financial investments		298,596	251,257	225,733
Net cash flows from the purchase and sale of property, plant and equipment		(375)	(999)	(447)
Net cash flows from purchase of customer and loan portfolios		1,063	1,118	244
Net investment in intangible assets		(1,011)	(1,107)	(957)
Net cash flow on (purchase)/disposal of subsidiaries, businesses, associates and joint ventures		(84)	(194)	(409)
Net cash from investing activities		34,991	25,236	(47,666)
Cash flows from financing activities
Issue of ordinary share capital and other equity instruments		1,996	1,497	0
Net sales/(purchases) of own shares for market-making and investment purposes		1	(133)	(48)
Redemption of preference shares and other equity instruments		(3,450)	0	(398)
Subordinated loan capital repaid		(852)	(2,000)	(1,538)
Dividends paid to shareholders of the parent company and non-controlling interests		(4,121)	(819)	(1,204)
Net cash from financing activities		(6,426)	(1,455)	(3,188)
Net increase/(decrease) in cash and cash equivalents		88,428	46,216	108,931
Cash and cash equivalents at the beginning of the period		468,323	395,218	293,742
Exchange differences in respect of cash and cash equivalents		(4,818)	26,889	(7,455)
Cash and cash equivalents at the end of the period		$ 551,933	$ 468,323	$ 395,218

[1]	Adjustments to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.